Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures	(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy $ million	Others $ million	Total $ million
Cost less provisions
At 30 June 2022 (re-presented)	4,124	294	4,418
Exchange differences	127	5	132
Additions	—	112	112
Share of profit/(loss) after tax	455	(12)	443
Step acquisition	—	(19)	(19)
Dividends	(265)	(6)	(271)
Share of movements in other comprehensive income and equity	43	—	43
Transfer	—	1	1
Impairment charged during the year	—	(34)	(34)
At 30 June 2023 (re-presented)	4,484	341	4,825
Exchange differences	(59)	(5)	(64)
Additions	—	134	134
Share of profit/(loss) after tax	441	(27)	414
Dividends	(261)	(8)	(269)
Share of movements in other comprehensive income and equity	3	—	3
Impairment charged during the year	—	(11)	(11)
At 30 June 2024	4,608	424	5,032
(i) Investment in associates includes loans given to and preference shares invested in associates of $298 million (2023 – $218 million).
(ii)If certain performance targets are met by associates in the Distill Ventures programme, an additional $39 million (2023 – $35 million) will be invested in those associates.

Schedule of income statement of associates	Income statement information for the three years ended 30 June 2024 and balance sheet information as at 30 June 2024 and 30 June
2023 of Moët Hennessy are as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Sales	6,691	7,204	7,385
Profit for the year	1,299	1,339	1,662
Total comprehensive income	1,219	1,393	1,687

Schedule of balance sheet of associates

	2024 $ million	2023 re-presented $ million
Non-current assets	8,772	8,536
Current assets	12,025	11,534
Total assets	20,797	20,070
Non-current liabilities	(2,732)	(2,656)
Current liabilities	(4,285)	(3,982)
Total liabilities	(7,017)	(6,638)
Net assets	13,780	13,432
(i)Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at $1 = €0.93 (2023 – $1 = €0.93).